Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
5.
Cash and cash equivalents

As of December 31, 2021, 2022 and 2023, the balances are comprised of the following:

	December 31, 2021		December 31, 2022		December 31, 2023
Cash	Ps.	1,475,210	Ps.	2,857,459	Ps.	1,796,444
Investments of cash surpluses		10,656,679		8,497,057		8,258,622
Cash equivalents designated for expenditure, held in trust in short term		1,200,988		1,016,948		145
Total	Ps.	13,332,877	Ps.	12,371,464	Ps.	10,055,211

On December 29, 2021 and 2022, funds were deposited in the twelve trust with Scotiabank Trust, which acts as a trustee, while the airports of the Company are trustors and trustees. The trusts are controlled by a Technical Committee consisting solely of executives of the Company, these trusts are revocable and can only be allocated to pay the execution of MDP on the Mexican Airports, the total amount of the trusts is amounted to Ps.1,200,988 and 1,016,948, respectively. During 2022 and 2023 the investments were made and paid for the trusts entirety.